LONG-TERM DEBT - SPV Purchase and Sale and SPV Investment Facility (Details)		9 Months Ended
	Jul. 05, 2023 USD ($) extension	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
Debt Instrument [Line Items]
Non-cash interest expense		$ 1,064,130	$ 0
Policy APA
Debt Instrument [Line Items]
Insurance policies fair value	$ 10,000,000
SPV Investment Facility | Line of Credit
Debt Instrument [Line Items]
Face amount	$ 25,000,000
Debt instrument term	3 years
Number of extensions | extension	2
Debt instrument extension term	1 year
Interest rate (as a percent)	12.00%
Non-cash interest expense		750,000
Default rate	2.00%
Interest expense paid		$ 0	$ 0
SPV Investment Facility | Line of Credit | Secured borrowing
Debt Instrument [Line Items]
Face amount	$ 15,000,000
SPV Investment Facility | Line of Credit | Line of Credit
Debt Instrument [Line Items]
Face amount	$ 10,000,000